Income Tax (Details) - Schedule of net deferred tax liability - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liability
Unrealized gain on marketable securities	$ (4,571)	$ (63,236)
Deferred tax liability	$ (4,571)	$ (63,236)